SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Detail) - USD ($)					3 Months Ended			6 Months Ended			12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021	Aug. 04, 2021	Jul. 16, 2018	Jun. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash equivalents	$ 0				$ 0			$ 0			$ 0	$ 0
Offering costs charged to stockholders equity								13,056,080				13,056,080
Unrecognized tax benefits	0				0			0			0	0
Unrecognized tax benefits, accrued interests and penalities								0				0
Cash FDIC insured amount	250,000				$ 250,000			250,000			$ 250,000	250,000
Allocated value of transaction costs to warrants						$ (737,120)		$ 737,120				$ 737,120
Effective income tax rate					1.80%		0.00%	0.60%	0.00%			0.00%
Effective tax rate differs from the statutory tax rate					21.00%		21.00%	21.00%	21.00%			21.00%
Reclassifications from prepaid expenses and other current assets to inventory													$ 137,000
Branded Online Inc dba Nogin [Member]
Effective income tax rate											106.00%		(20.00%)	99.00%
Effective tax rate differs from the statutory tax rate								21.00%			21.00%		21.00%	21.00%
Right to recover products from customers receivable current	532,000				$ 156,000			$ 156,000			$ 532,000	$ 532,000
Accounts receivable net	1,977,000				2,523,000			2,523,000			1,977,000	1,977,000	$ 4,027,000
Revenue								45,548,000		$ 28,274,000	101,348,000		45,517,000	$ 40,954,000
Finite intangible asset useful life				3 years
Allowance For Doubtful Accounts Receivable	406,000				425,000			425,000			406,000	406,000	428,000	379,000
Reserve For Return On Goods To Customers	1,839,000				600,000			$ 600,000			1,839,000	1,839,000	598,000	$ 350,000
Branded Online Inc dba Nogin [Member] | Other Current Liabilities [Member]
Deferred rent	1,600,000										$ 1,600,000	1,600,000	$ 300,000
Branded Online Inc dba Nogin [Member] | Latest Tax Year [Member]
Open tax year											2018		2018
Branded Online Inc dba Nogin [Member] | Earliest Tax Year [Member]
Open tax year											2017		2017
Branded Online Inc dba Nogin [Member] | Corporate Joint Venture [Member] | MOD Cloth Partners LLC [Member]
Percentage of ownership interest in unconsolidated affiliates											50.00%
Branded Online Inc dba Nogin [Member] | Corporate Joint Venture [Member] | IPCO Holdings LLC [Member]
Percentage of ownership interest in unconsolidated affiliates													50.00%
Branded Online Inc dba Nogin [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Major Supplier One [Member]
Concentration risk percentage								11.00%
Branded Online Inc dba Nogin [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member] | Major Supplier Two [Member]
Accounts receivable net					6,200,000			$ 6,200,000
Concentration risk percentage								73.00%
Branded Online Inc dba Nogin [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Major Supplier One [Member]
Concentration risk percentage											17.00%		16.00%
Purchases											$ 9,500,000		$ 4,500,000
Branded Online Inc dba Nogin [Member] | Purchases [Member] | Supplier Concentration Risk [Member] | Major Supplier Two [Member]
Concentration risk percentage											12.00%		15.00%
Purchases											$ 6,400,000		$ 4,200,000
Branded Online Inc dba Nogin [Member] | Major Customer One [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounts receivable net	1,100,000				$ 900,000			$ 900,000			$ 1,100,000	1,100,000	$ 1,400,000
Concentration risk percentage											15.00%		45.00%
Branded Online Inc dba Nogin [Member] | Major Customer One [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage								33.00%		16.00%	10.00%		13.00%
Revenue								$ 15,100		$ 4,600	$ 9,900,000		$ 6,000,000
Branded Online Inc dba Nogin [Member] | Major Customer One [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage								15.00%		20.00%
Purchases								$ 5,600,000		$ 3,400
Branded Online Inc dba Nogin [Member] | Major Customer Two [Member] | Accounts Receivable [Member] | Customer Concentration Risk [Member]
Accounts receivable net	5,400,000										$ 5,400,000	5,400,000	$ 1,000,000
Concentration risk percentage											73.00%		30.00%
Branded Online Inc dba Nogin [Member] | Major Customer Two [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage								14.00%		16.00%	22.00%		14.00%
Revenue								$ 6,300,000		$ 4,600	$ 22,200,000		$ 6,500,000
Branded Online Inc dba Nogin [Member] | Major Customer Two [Member] | Purchases [Member] | Supplier Concentration Risk [Member]
Concentration risk percentage								12.00%		13.00%
Purchases								$ 4,500,000		$ 2,300
Branded Online Inc dba Nogin [Member] | Major Customer Three [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Concentration risk percentage								9.00%		14.00%	30.00%		14.00%
Revenue								$ 4,200,000		$ 4,000	$ 30,400,000		$ 6,300,000
Branded Online Inc dba Nogin [Member] | Revolving Credit Facility [Member]
Line of credit remaining borrowing capacity	$ 4,700,000										$ 4,700,000	4,700,000
Line of credit expiry date											Jun. 30, 2023
Maximum [Member] | Branded Online Inc dba Nogin [Member]
Credit period given to customers											60 days		60 days
Maximum [Member] | Branded Online Inc dba Nogin [Member] | Software Development [Member]
Finite intangible asset useful life											5 years		5 years
Minimum [Member] | Branded Online Inc dba Nogin [Member]
Credit period given to customers											7 days		7 days
Minimum [Member] | Branded Online Inc dba Nogin [Member] | Software Development [Member]
Finite intangible asset useful life											1 year		1 year
Common Class A [Member]
Class A common stock issuance costs								$ 12,318,960			$ 12,318,960	$ 12,318,960
Over-Allotment Option [Member] | Underwriting Agreement [Member]
Term of option for underwriters to purchase additional Units to cover over-allotments	45 days	45 days						45 days
Common stock shares subscribed but not issued	3,000,000				3,000,000			3,000,000			3,000,000	3,000,000
Over-Allotment Option [Member] | Maximum [Member] | Underwriting Agreement [Member]
Common stock shares subscribed but not issued		3,300,000				3,300,000
Common stock shares subscribed but not issued		3,000,000				3,000,000
Over-Allotment Option [Member] | Common Class A [Member]
Stock issued during period new shares issued			2,807,868
Sale of stock price per share			$ 10